UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-22130

LCM Landmark Series Trust

(Exact name of registrant as specified in charter)

9435 Waterstone Blvd., Suite 140, Cincinnati, OH	45249
(Address of principal executive offices)	(Zip code)

Allan Westcott

Landmark Capital Management, Inc.

9435 Waterstone Blvd., Suite 140

Cincinnati, OH 45249

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-469-0103

Date of fiscal year end:	11/30

Date of reporting period:	05/31/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

LCM Landmark Funds

Semi-Annual Report

May 31, 2008

(Unaudited)

Fund Advisor:

Landmark Capital Management, Inc.

9435 Waterstone Boulevard, Suite 140

Cincinnati, OH 45249

Toll Free 1-888-526-5498

Fund Holdings– (Unaudited)

1As a percent of net assets.

2Other Securities include exchange-traded and closed-end funds.

The LCM Landmark Active Dividend Fund normally invests at least 80% of its assets in dividend-paying equity securities.

1As a percent of net assets.

The LCM Landmark Disciplined Growth Fund normally invests at least 80% of its assets in equity securities of large cap companies, which the Fund’s sub-adviser defines as companies with market capitalizations over $5 billion at the time of purchase.

Availability of Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available at the SEC’s website at www.sec.gov. The Funds’ Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses– (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (i) redemption fees on short-term redemptions and (ii) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 27, 2007 (commencement of operations) through May 31, 2008.

LCM Landmark Active Dividend Fund	Beginning Account Value December 27, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 27, 2007 - May 31, 2008
Actual	$1,000.00	$991.78	$8.54
Hypothetical **	$1,000.00	$1,012.87	$8.63

* Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 157/366 (to reflect the partial year period).

** Assumes a 5% annual return before expenses.

LCM Landmark Disciplined Growth Fund	Beginning Account Value December 27, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 27, 2007 - May 31, 2008
Actual	$1,000.00	$973.00	$7.83
Hypothetical **	$1,000.00	$1,013.51	$7.99

* Expenses are equal to the Fund’s annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 157/366 (to reflect the partial year period).

** Assumes a 5% annual return before expenses.

Actual Expenses

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Funds would increase your expenses.

LCM Landmark Funds
LCM Landmark Active Dividend Fund
Schedule of Investments
May 31, 2008 - (unaudited)

Common Stocks - 91.23%	Shares	Value

Accident & Health Insurance - 1.53%
Aflac, Inc.	1,700	$114,121

Air & Gas Compressors - 1.64%
Gardner Denver, Inc. (a)	2,300	122,038

Aircraft - 2.68%
Lockheed Martin Corp.	1,000	109,440
Northrop Grumman Corp.	1,200	90,552
		199,992

Aircraft Engines & Engine Parts - 1.60%
Honeywell International, Inc.	2,000	119,240

Bottled & Canned Soft Drinks - 1.10%
PepsiCo, Inc.	1,200	81,960

Business Consulting Services - 1.63%
Fluor Corp.	650	121,258

Business Services - 1.04%
Mastercard, Inc. - Class A	250	77,162

Chemicals & Chemical Preparations - 1.03%
E.I. Du Pont de Nemours & Co.	1,600	76,656

Cigarettes - 2.70%
Altria Group, Inc.	5,500	122,430
Philip Morris International, Inc.	1,500	78,990
		201,420

Computer Storage Devices - 2.60%
EMC Corp. (a)	6,800	118,592
Western Digital Corp. (a)	2,000	75,060
		193,652

Construction Machinery & Equipment - 3.94%
Caterpillar, Inc.	2,000	165,280
The Manitowoc Co., Inc.	3,300	128,370
		293,650

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Funds
LCM Landmark Active Dividend Fund
Schedule of Investments - continued
May 31, 2008 - (unaudited)

Common Stocks - 91.23% - continued	Shares	Value

Copper Ores - 0.74%
Southern Copper Corp.	500	$55,115

Crude Oil & Natural Gas - 8.35%
Apache Corp.	1,300	174,278
Chesapeake Energy Corp.	2,000	109,540
Devon Energy Corp.	800	92,752
Occidental Petroleum Corp.	500	45,965
Petroleo Brasileiro SA (b)	1,300	91,650
XTO Energy Corp.	1,700	108,154
		622,339

Deep Sea - Foreign Transport of Freight - 1.97%
Frontline, Ltd.	2,300	146,602

Drilling Oil & Gas Wells - 2.42%
Helmerich & Payne, Inc.	1,400	87,710
Nabors Industries, Ltd. (a)	2,200	92,488
		180,198

Eating Places - 1.43%
McDonald's Corp.	1,800	106,776

Electric Services - 0.50%
Duke Energy Corp.	2,000	36,960

Electrical Work - 1.55%
Quanta Services, Inc. (a)	3,600	115,344

Electronic Components - 0.86%
Cisco Systems, Inc. (a)	2,400	64,128

Electronic Computers - 1.39%
International Business Machines Corp.	800	103,544

Farm Machinery & Equipment - 1.64%
Deere & Co.	1,500	122,010

Federal & Federally Sponsored Credit Agencies - 0.70%
Federal Home Loan Mortgage Association	1,000	25,420
Federal National Mortgage Association	1,000	27,020
		27,020

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Funds
LCM Landmark Active Dividend Fund
Schedule of Investments - continued
May 31, 2008 - (unaudited)

Common Stocks - 91.23% - continued	Shares	Value

Fluid Power Pumps & Motors - 4.43%
Eaton Corp.	2,100	$203,028
Parker Hannifin Corp.	1,500	127,005
		330,033

General Industrial Machinery - 2.16%
Dover Corp.	1,100	59,488
Ingersoll-Rand Co, Ltd. - Class A	2,300	101,292
		160,780

Hardware - 1.37%
Illinois Tool Works, Inc.	1,900	102,030

Heavy Construction - 1.25%
McDermott International, Inc. (a)	1,500	93,045

Industrial & Commercial Machinery - 1.18%
Rockwell Automation, Inc.	1,500	87,825

Industrial Gases - 0.55%
Air Products & Chemicals, Inc.	400	40,768

Internal Combustion Engines - 3.12%
Cummins, Inc.	3,300	232,386

Management Consulting Services - 0.87%
ABB, Ltd. (b)	2,000	64,960

Manufacturing Industries - 1.33%
Tyco International, Ltd.	2,200	99,418

Mining Machinery & Equipment - 0.93%
Joy Global, Inc.	825	69,490

Motion Picture & Video Tape Production - 0.90%
The Walt Disney Co.	2,000	67,200

Motor Vehicles & Passenger Car Bodies - 1.07%
PACCAR, Inc.	1,500	80,085

Motors & Generators - 0.62%
Emerson Electric Co.	800	46,544

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Funds
LCM Landmark Active Dividend Fund
Schedule of Investments - continued
May 31, 2008 - (unaudited)

Common Stocks - 91.23% - continued	Shares	Value

National Commercial Banks - 2.40%
Bank of America Corp.	2,000	$68,020
Bank of Montreal	1,200	58,896
JPMorgan Chase & Co.	1,200	51,600
		178,516

Oil & Gas Field Services - 3.40%
Halliburton Co.	1,500	72,870
Transocean, Inc.	1,200	180,228
		253,098

Overhead Traveling Cranes & Hoists - 2.20%
Terex Corp. (a)	2,300	164,105

Petroleum Refining - 0.75%
ConocoPhillips	600	55,860

Prepackaged Software - 3.00%
CA, Inc.	3,600	95,544
Microsoft Corp.	2,100	59,472
Oracle Corp. (a)	3,000	68,520
		223,536

Printed Circuit Boards - 1.58%
Flextronics International, Ltd. (a)	11,000	117,810

Radio & Television Broadcasting & Communications Equipment - 1.77%
Harris Corp.	2,000	131,560

Radiotelephone Communications - 0.66%
Telefonos de Mexico S.A.B. de C.V. - Series L (b)	1,200	49,464

Railroad Equipment - 1.65%
Trinity Industries, Inc.	3,000	122,550

Telephone Communications, Except Radio - 3.03%
Embarq Corp.	2,000	94,640
Verizon Communications, Inc.	3,400	130,798
		225,438

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems - 1.03%
Raytheon Co.	1,200	76,632

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Funds
LCM Landmark Active Dividend Fund
Schedule of Investments - continued
May 31, 2008 - (unaudited)

Common Stocks - 91.23% - continued	Shares	Value

Security & Commodity Exchanges - 0.28%
IntercontinentalExchange, Inc. (a)	150	$20,730

Semiconductors & Related Devices - 4.35%
Intel Corp.	6,300	146,034
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	12,000	137,400
Xilinx, Inc.	1,500	40,800
		324,234

Steel Works, Blast Furnaces, & Rolling Mills - 1.51%
Nucor Corp.	1,500	112,200

Structural Steel Erection - 0.80%
Chicago Bridge & Iron Co. N.V.	1,300	59,410

TOTAL COMMON STOCKS (Cost $6,325,765)		6,770,892

Closed-End Funds - 1.23%

India Fund, Inc.	2,000	91,960

TOTAL CLOSED-END FUNDS (Cost $93,199)		91,960

Exchange-Traded Funds - 2.70%

Ultra QQQ Proshares	400	36,200
UltraShort Financials Proshares	500	55,215
UltraShort Oil & Gas Proshares	3,800	109,440

TOTAL EXCHANGE-TRADED FUNDS (cost $200,456)		200,855

Real Estate Investment Trusts - 1.32%

Annaly Capital Management, Inc.	5,500	97,955

TOTAL REAL ESTATE INVESTMENT TRUSTS (cost $91,128)		97,955

TOTAL INVESTMENTS (Cost $6,710,548) - 96.48%		$7,161,662

Cash & other assets less liabilities - 3.52%		262,599

TOTAL NET ASSETS - 100.00%		$7,424,261

(a) Non-income producing.
(b) American Depositary Receipt.

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Disciplined Growth Fund
Schedule of Investments
May 31, 2008 - (unaudited)

Common Stocks - 97.91%	Shares	Value

Accident & Health Insurance - 6.27%
Aflac, Inc.	696	$ 46,723
Assurant, Inc.	670	45,580
		92,303

Aircraft Engines & Engine Parts - 2.76%
Honeywell International, Inc.	681	40,601

Bottled & Canned Soft Drinks - 3.02%
The Coca-Cola Co.	777	44,491

Business Services - 6.27%
Mastercard, Inc. - Class A	299	92,286

Cereal Breakfast Foods - 1.85%
General Mills, Inc.	430	27,176

Computer & Computer Software Stores - 0.54%
GameStop Corp. - Class A (a)	161	7,986

Construction Machinery & Equipment - 3.07%
Caterpillar, Inc.	547	45,204

Crude Petroleum & Natural Gas - 7.58%
EOG Resources, Inc.	370	47,593
Occidental Petroleum Corp.	696	63,983
		111,576

Department Stores - 2.36%
Wal-Mart Stores, Inc.	603	34,817

Drawing & Insulating of Nonferrous Wire - 1.72%
Corning, Inc.	926	25,317

Drugs, Drug Proprietaries, & Druggusts' Sundries - 1.54%
Medco Health Solutions, Inc. (a)	468	22,675

Eating Places - 2.11%
McDonald's Corp.	525	31,143

Electronic Computers - 3.30%
Hewlett-Packard Co.	1,033	48,613

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Funds
LCM Landmark Disciplined Growth Fund
Schedule of Investments - continued
May 31, 2008 - (unaudited)

Common Stocks - 97.91% - continued	Shares	Value

Farm Supplies - 1.76%
The Mosaic Co. (a)	207	$ 25,941

Footwear - 3.18%
Nike, Inc. - Class B	685	46,833

Fluid Power Cylinders & Actuators - 1.18%
Flowserve Corp.	125	17,315

Industrial Machinery & Equipment - 0.58%
W.W. Grainger, Inc.	93	8,487

Jewelry Stores - 2.69%
Tiffany & Co.	808	39,616

Motion Picture & Video Tape Production - 2.24%
The Walt Disney Co.	980	32,928

Natural Gas Distribution - 3.69%
Questar Corp.	847	54,394

Oil & Gas Field Machinery & Equipment - 3.77%
National Oilwell Varco, Inc. (a)	667	55,574

Ophthalmic Goods - 3.12%
Alcon, Inc.	293	46,001

Petroleum Refining - 3.22%
Exxon Mobil Corp.	535	47,487

Prepackaged Software - 8.77%
Activision, Inc. (a)	425	14,344
Microsoft Corp.	1,338	37,892
Oracle Corp. (a)	2,013	45,977
Symantec Corp. (a)	1,426	30,987
		129,200

Railroads, Line-Haul Operating - 1.93%
CSX Corp.	412	28,453

Security & Commodity Exchanges - 3.06%
IntercontinentalExchange, Inc. (a)	326	45,053

Soybean Oil Mills - 1.22%
Archer-Daniels-Midland Co.	454	18,024

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Funds
LCM Landmark Disciplined Growth Fund
Schedule of Investments - continued
May 31, 2008 - (unaudited)

Common Stocks - 97.91% - continued	Shares	Value

Steel Works, Blast Furnaces, & Rolling Mills - 1.17%
Nucor Corp.	231	$ 17,279

Surgincal & Medical Instruments & Apparatus- 5.75%
Baxter International, Inc.	659	40,265
Becton Dickinson & Co.	526	44,421
		84,686

Telephone & Telegraph Apparatus - 5.08%
Research In Motion, Ltd. (a)	539	74,851

Telephone Communications, Except Radiotelephone - 3.11%
Windstream Corp.	3,432	45,783

TOTAL COMMON STOCKS (Cost $1,346,852)		1,442,093

TOTAL INVESTMENTS (Cost $1,346,852) - 97.91%		$ 1,442,093

Cash & other assets less liabilities - 2.09%		30,737

TOTAL NET ASSETS - 100.00%		$ 1,472,830

(a) Non-income producing.

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Funds
Statements of Assets and Liabilities
May 31, 2008 - (Unaudited)

	LCM Landmark	LCM Landmark
	Active Dividend	Disciplined Growth
	Fund	Fund
Assets:
Investments in securities:
At cost	$ 6,710,548	$ 1,346,852
At value	$ 7,161,662	$ 1,442,093

Cash	318,072	121,503
Receivables for:
Investments sold	869,868	-
Fund shares sold	99,976	-
Adviser reimbursement (a)	14,516	37,939
Dividends	16,816	1,170
Interest	335	152
Prepaid expenses	11,015	11,015
Total assets	8,492,260	1,613,872

Liabilities:
Payable for investments purchased	1,040,323	107,347
Accrued 12b-1 fees	1,545	332
Accrued expenses	26,131	33,363
Total liabilities	1,067,999	141,042

Net Assets:	$ 7,424,261	$ 1,472,830

Net Assets consist of:
Paid in capital	$ 6,800,578	$ 1,445,199
Accumulated undistributed net investment income (loss)	14,573	(1,542)
Accumulated undistributed net realized gain (loss) on investments	157,996	(66,068)
Net unrealized appreciation (depreciation) on investments	476,534	95,241

	$ 7,449,681	$ 1,472,830

Shares outstanding (unlimited number of shares authorized)	752,665	151,404

Net asset value and offering price per share	$ 9.90	$ 9.73

Redemption price per share (NAV * 99%) (b)	$ 9.80	$ 9.63

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Funds charge a 1.00% redemption fee on shares redeemed within 180 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Funds
Statements of Operations
For the period ended May 31, 2008 (a)
(Unaudited)

	LCM Landmark	LCM Landmark
	Active Dividend	Disciplined Growth
	Fund	Fund

Investment Income:
Dividend income (net of withholding tax of $1,970 and $88, respectively)	$56,412	$4,542
Interest income	6,721	1,107
Total Income	63,133	5,649

Expenses:
Investment Advisor fee (b)	18,507	3,850
12b-1 fees	4,627	962
Transfer agent expenses	16,667	16,667
Administration expenses	13,419	13,419
Registration expenses	12,986	12,986
Fund accounting expenses	10,821	10,821
Legal expenses	5,411	5,411
Auditing expenses	5,195	5,195
Custodian expenses	2,598	2,598
Trustee expenses	2,381	2,381
Pricing expenses	1,299	1,299
Printing expenses	866	866
Miscellaneous expenses	866	866
Total Expenses	95,643	77,321
Fees waived & expenses reimbursed by Advisor (b)	(58,221)	(70,130)
Total operating expenses	37,422	7,191
Net Investment Income (Loss)	25,711	(1,542)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	157,996	(66,068)
Change in unrealized appreciation (depreciation)
on investment securities	476,534	95,241
Net realized and unrealized gain (loss) on investment securities	634,530	29,173
Net increase (decrease) in net assets resulting from operations	$ 660,241	$ 27,631

(a) For the period December 27, 2007 (commencement of Fund operations) through May 31, 2008.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Funds
LCM Landmark Active Dividend Fund
Statement of Changes In Net Assets

	For the period ended
	May 31, 2008
	(Unaudited)	(a)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 25,711
Net realized gain (loss) on investment securities	157,996
Change in unrealized appreciation (depreciation)
on investment securities	476,534
Net increase (decrease) in net assets resulting from operations	660,241
Distributions:
From net investment income	(11,138)
Total distributions	(11,138)
Capital Share Transactions:
Proceeds from shares sold	6,987,991
Reinvestment of distributions	6,263
Amount paid for Fund shares repurchased	(193,676)
Net increase (decrease) in net assets resulting
from capital share transactions	6,800,578
Total Increase (Decrease) in Net Assets	7,449,681

Net Assets
Beginning of period	-

End of period	$ 7,449,681

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$ 14,573

Capital Share Transactions
Shares sold	771,788
Shares issued in reinvestment of distributions	710
Shares repurchased	(19,833)

Net increase (decrease) from capital share transactions	752,665

(a) For the period December 27, 2007 (commencement of Fund operations) through May 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Funds
LCM Landmark Disciplined Growth Fund
Statement of Changes In Net Assets

	For the period ended
	May 31, 2008
	(Unaudited)	(a)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ (1,542)
Net realized gain (loss) on investment securities	(66,068)
Change in unrealized appreciation (depreciation)
on investment securities	95,241
Net increase (decrease) in net assets resulting from operations	27,631
Capital Share Transactions:
Proceeds from shares sold	1,445,199
Reinvestment of distributions	-
Amount paid for Fund shares repurchased	-
Net increase (decrease) in net assets resulting
from capital share transactions	1,445,199
Total Increase (Decrease) in Net Assets	1,472,830

Net Assets
Beginning of period	-

End of period	$ 1,472,830

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$ (1,542)

Capital Share Transactions
Shares sold	151,404
Shares issued in reinvestment of distributions	-
Shares repurchased	-

Net increase (decrease) from capital share transactions	151,404

(a) For the period December 27, 2007 (commencement of Fund operations) through May 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Funds
LCM Landmark Active Dividend Fund
Financial Highlights
For a Fund share outstanding during each period

	For the
	period ended
	May 31, 2008	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.00
Income from investment operations
Net investment income (loss)	0.04
Net realized and unrealized gain (loss)	(0.12)
Total from investment operations	(0.08)
Less Distributions to Shareholders:
From net investment income	(0.02)
Total distributions to shareholders	(0.02)

Paid in capital from redemption fees	-	(b)

Net asset value, end of period	$ 9.90

Total Return (c)	-0.82%	(d)

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$ 7,450
Ratio of expenses to average net assets	2.00%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	5.11%	(e)
Ratio of net investment income (loss) to
average net assets	1.37%	(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(1.74)%	(e)
Portfolio turnover rate	283.77%

(a) For the period December 27, 2007 (Commencement of Operations) through May 31, 2008.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Funds
LCM Landmark Disciplined Growth Fund
Financial Highlights
For a Fund share outstanding during each period

	For the
	period ended
	May 31, 2008	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.00
Income from investment operations
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss)	(0.26)
Total from investment operations	(0.27)

Net asset value, end of period	$ 9.73

Total Return (b)	-2.70%	(c)

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$ 1,473
Ratio of expenses to average net assets	1.85%	(d)
Ratio of expenses to average net assets
before waiver & reimbursement	19.89%	(d)
Ratio of net investment income (loss) to
average net assets	(0.40)%	(d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(18.44)%	(d)
Portfolio turnover rate	116.45%

(a) For the period December 27, 2007 (Commencement of Operations) through May 31, 2008.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.
*See accompanying notes which are an integral part of these financial statements.

NOTE 1.	ORGANIZATION

The LCM Landmark Active Dividend Fund (“Dividend Fund”) and the LCM Landmark Disciplined Growth Fund (“Growth Fund” and with the Dividend Fund, the “Funds”) were organized as diversified series of LCM Landmark Series Trust (the “Trust”) on November 6, 2007. The Trust is an open-end investment company, organized as a statutory trust under the laws of the State of Delaware on September 21, 2007. The Trust’s Agreement and Declaration of Trust (the “Trust Agreement”) permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are among the series of the Trust currently authorized by the Trustees. The investment adviser for both Funds is Landmark Capital Management, Inc. (the “Adviser”); the sub-adviser for both Funds is Aviance Capital Management (the “Sub-Adviser”).

The Growth Fund seeks long-term growth of capital by investing primarily in equity securities that the Sub-Adviser believes have long-term growth potential.

The Dividend Fund has the primary objective to seek a high level of current income. The secondary objective is capital appreciation.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations furnished by a pricing service when the Sub-Adviser (under the Adviser’s supervision) believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser or the Sub-Adviser, as the case may be, determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Sub-Adviser in good faith according to guidelines established by and subject to review by the Board of Trustees (the “Board”).

Fixed income securities generally are valued by using market quotations furnished by a pricing service when the Sub-Adviser, as the case may be, believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at a fair value as determined in good faith by the Sub-Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services

Federal Income Taxes- There is no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Accounting for Uncertainty in Income Taxes – Effective December 27, 2007, the Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

As of and during the period ended May 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

Fair Value Measurements - The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 27, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the LCM Landmark Active Dividend Fund’s assets as of May 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 7,187,082	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 7,187,082	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Dividend Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

NOTE 2.       SIGNIFICANT ACCOUNTING POLICIES - continued

The following is a summary of the inputs to value the LCM Landmark Disciplined Growth Fund’s assets as of May 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 1,442,093	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 1,442,093	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Growth Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions- Each Fund typically distributes as dividends to its shareholders substantially all of its net investment income and any realized net capital gains. The Dividend Fund distributes substantially all net investment income to its shareholders in the form of quarterly dividends, and net realized capital gains, if any, annually. The Growth Fund’s distributions will consist primarily of realized net capital gains, and will be paid annually. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Landmark Capital Management, Inc. is the investment adviser for both Funds pursuant to an investment advisory contract with the Trust. The Adviser manages each Fund’s business affairs, monitors each Fund’s investment portfolio, supervises the Sub-Adviser and provides certain clerical, bookkeeping and other administrative services, subject to oversight by the Board. The Adviser, in consultation with the Sub-Adviser, is also responsible for determining each Fund’s overall investment strategies and overseeing the implementation of such strategies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average net assets. For the period December 27, 2007 (commencement of operations) through May 31, 2008, the Adviser earned fees, before the waiver described below, of $18,507 and $3,850 from the Dividend Fund and Growth Fund, respectively.

Aviance Capital Management LLC serves as the Sub-Adviser to the Funds. The Sub-Adviser is responsible for managing the investments of each Fund in accordance with the Fund’s investment objectives, policies, and restrictions provided in the Prospectus and Statement of Additional Information. The Sub-Adviser effects all security transactions for the Funds and monitors the Funds’ investments. The Sub-Adviser is paid for its services by the Adviser out of the management fees received

NOTE 3.       AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES – continued

from each Fund. The Sub-Adviser is paid monthly at annual rates of 0.50% and 0.42% of average daily net assets for the Dividend Fund and Growth Fund, respectively.

The Adviser has entered into an Expense Limitation Agreement with the Funds under which it has contractually agreed to waive its fees and/or reimburse certain operating expenses but only to the extent necessary to limit net expenses (excluding interest, taxes, brokerage fees, commissions, indirect expenses (such as fees and expenses of other investment companies in which a Fund may invest), and extraordinary expenses) to not more than 1.85% of the average daily net assets of the Growth Fund and 2.00% of the Dividend Fund, respectively, through November 30, 2009. For the period December 27, 2007 (commencement of operations) through May 31, 2008, the Adviser waived fees and reimbursed expenses of $58,221 and $70,130 for the Dividend Fund and Growth Fund, respectively. Each waiver or reimbursement by the Adviser is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding its expense limitation in effect at that time. As of May 31, 2008, the Adviser owed $14,516 and $37,939 to the Dividend Fund and Growth Fund, respectively. Subsequent to May 31, 2008, the Adviser paid the entire reimbursement receivable for each Fund. The Funds retain Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares.

Each Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the applicable Fund will pay to the Adviser, the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of such Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of the Fund, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 expenses”). Each Fund may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. Each Fund’s Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that each Fund’s Plan will benefit shareholders because an effective sales program typically is necessary in order for a Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the period December 27, 2007 (commencement of operations) to May 31, 2008, the Dividend Fund and Growth Fund incurred 12b-1 expenses of $4,627 and $962, respectively.

NOTE 4.	INVESTMENT TRANSACTIONS

For the period December 27, 2007 (commencement of operations) to May 31, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

NOTE 4.       INVESTMENT TRANSACTIONS - continued

As of May 31, 2008, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

At May 31, 2008, the aggregate cost of securities for federal income tax purposes was $6,710,548 and $1,346,852 for the Dividend Fund and the Growth Fund, respectively.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2008, Ameritrade, Inc. held, for the benefit of its customers, 62.00% and 59.94% of the Dividend Fund and Growth Fund, respectively. Charles Schwab & Co., Inc. held, for the benefit of its customers, 35.75% and 26.57% of the Dividend Fund and the Growth Fund, respectively. As a result, Ameritrade and Charles Schwab & Co. may be deemed to control the Funds. The Adviser owns 2.25% and 11.17% of the Dividend Fund and Growth Fund, respectively.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

On March 31, 2008, the Dividend Fund paid an income distribution of $0.0159 per share or $11,138 to shareholders of record on March 28, 2008. The Growth Fund did not make any distributions during the period December 27, 2007 (commencement of operations) to May 31, 2008.

Management Agreements – (Undaudited)

Each Fund’s Management Agreement (each, an “Agreement” and collectively, the “Agreements”) was initially approved by the Board, including a majority of the Trustees who are not “interested persons” of the Trust within meaning of the 1940 Act or interested parties to the Agreement (collectively, the “Independent Trustees”) at an in-person meeting held on November 6, 2007 and at a follow-up meeting held on December 18, 2007.

In determining whether to approve the Agreements, the Board requested and reviewed materials that it deemed relevant to its considerations, which were furnished by the Adviser in advance of the meetings, including (i) copies of the proposed Agreement for each Fund, as well as the related expense limitation agreement, (ii) the Adviser’s Form ADV Part I and II, including information about its business, operations, and personnel (including biographical information about the Adviser’s officers), (iii) the Adviser’s response to counsel’s 15(c) request on behalf of the Board, including a discussion of its proposed services to the Funds, (iv) materials from the Adviser comparing the Funds’ proposed advisory fees to fees charged by other advisers to comparable funds, (v) materials prepared by the Funds’ administrator comparing each Fund’s proposed advisory fees and expense ratio to the expense ratios of the Fund’s peer group (selected based on the Fund’s anticipated Morningstar category), (vi) copies of the Adviser’s compliance program and a summary of the same by the Trust’s Chief Compliance Officer, (vi) a security and pledge agreement executed by the Adviser in favor of the Funds as collateral for the Adviser’s obligations under the expense limitation agreement with each Fund. The Board also discussed the Adviser’s proposed management style and other issues relating to the Funds with the officers of Adviser who attended the meetings.

In considering each Fund’s Agreement, the Trustees primarily considered that: (1) although the proposed Adviser is a newly-formed entity, its principals each have substantial experience in the investment management industry; (2) while the projected total expense ratio for the Dividend Fund was at the high end of its peer group, the expense ratio was acceptable given the costs that the Fund is expected to incur during its initial two years of operations and in light of small start-up asset base; (3) the projected total expense ratio for the Growth Fund was slightly above its peer group’s average but significantly lower than the maximum for the peer group, and that the expense ratio was acceptable since the Fund would incur additional cost during its initial two years of operations and in light of its small start-up asset base; (4) the proposed management fees for each Fund was consistent with the maximum for the Fund’s peer group – in this regard the Board also noted that the Adviser has agreed to cap each Fund’s expenses for their first two years of operations, which will benefit Fund shareholders and, further, that the Adviser proposes to pay the Funds’ sub-adviser out of its advisory fees from the Funds and, in addition, that the Adviser would make available to the Fund the services of three of its principals as officers of the Fund at no additional costs to the Funds; (5) although the Adviser is entitled to receive a portion of each Fund’s 12b-1 fees in addition to the advisory fees as compensation for providing shareholder services, the Adviser expects to incur expenses in excess of these 12b-1 fees in order to promote and market the Funds during the initial two fiscal years of operating in order to grow the Funds’ assets; (6) the Adviser does not intend to engage in so-called “soft dollar” arrangements by directing Fund brokerage to broker-dealers who provide research services to the Adviser; (7) overall, the Adviser does not expect to realize profits from the Agreements during the Funds’ initial two years of operations and, as a result, that it was not necessary to discuss economies of scale or breakpoints in the proposed advisory fees; (8) the Adviser has invested $75,000 in each Fund and pledged the shares represented to the Fund as collateral for its obligations under its expense limitation agreements with the Fund; and (9) based on the recommendation of the Trust’s chief compliance officer, the Adviser has adopted compliance policies and procedures that are adequately designed to prevent the violation of federal securities laws by the Funds, including, but not limitation to, a Code of Ethics under Rule 17j-1 of the 1940 Act, as well as supervisory procedures pursuant to which the Adviser will supervise the operations of the proposed sub-adviser.

Sub-Advisory Agreement – (Unaudited)

The Sub-Advisory Agreement between Aviance Capital Management, LLC (the “Sub-Adviser”) and the Adviser (the “Sub-Advisory Agreement”) was initially approved by the Board, including a majority of the Independent Trustees, at an in-person meeting held on November 6, 2007.

In determining whether to approve the Sub-Advisory Agreement, the Board requested and reviewed materials that it deemed relevant to its considerations, which were furnished by the Sub-Adviser in advance of the meeting, including (i) a copy of the proposed Sub-Advisory Agreement, (ii) the Sub-Adviser’s Form ADV Part I and II, including information regarding its business, operations, and personnel (including biographical information about the Funds’ proposed portfolio managers), (iii) materials discussing the Sub-Adviser’s “growth” and “value” management styles proposed to be used to manage the Growth Fund and Dividend Fund, respectively, as well as performance information for the Sub-Adviser’s private accounts managed using each of these styles since the Sub-Adviser’s inception in 2006, (iv) the Sub-Adviser’s response to legal counsel’s 15(c) request on behalf of the Board, including a discussion of its proposed services to the Funds, (v) materials from the Sub-Adviser comparing each Fund’s proposed sub-advisory fees to management fees charged by sub-advisers to similar accounts, (vi) the Sub-Adviser’s financial statements for the period January 1, 2007 through October 22, 2007, and (vii) copies of the Sub-Adviser’s compliance program, including a certification from its chief compliance officer that the Sub-Adviser has adopted a comprehensive compliance program designed to prevent violations of federal securities laws. The Board also held discussions with the representative of the Sub-Adviser who attended the meeting in person.

In considering the Sub-Advisory Agreement on behalf of the Funds, the Trustees primarily considered and noted that: (1) as of the date of the meeting, the Sub-Adviser had over $500 million in assets under management, and also manages a closed-end fund with a similar strategy to the Dividend Fund; (2) each proposed portfolio manager for the Funds has significant experience managing investment portfolios, including with respect to the closed-end fund; (3) for the period December 2006 through October 2007, the Sub-Adviser’s private “growth” accounts significantly outperformed their benchmarks, the S&P 500 and the Russell 1000 Growth indexes; similarly, the Sub-Adviser’s private “value” accounts significantly outperformed their benchmarks, the S&P 500 and the Russell 1000 Value indexes; (4) the Adviser, not the Funds, would pay the Sub-Adviser out of its advisory fees from the Funds, (5) the Sub-Adviser represented to the Board that it typically charges 0.55% advisory fees for managing investment accounts and that it receives a fee of 0.50% from its closed-end fund – based on the foregoing, the Board determined that the proposed sub-advisory fees were consistent with fees charged by the Sub-Adviser to its other clients; (6) the sub-advisory fee for the Growth Fund has breakpoints and, therefore, would decrease as the Growth Fund’s assets grow; (7) the Sub-Adviser requested the flexibility to enter into soft dollar arrangements with respect to the Funds’ brokerage transactions, although it does not anticipate entering into any such arrangements during the Funds’ initial fiscal year; (8) although the Adviser owns a non-controlling equity interest in the Sub-Adviser, the Adviser assured the Board that it selected the Sub-Adviser based on the Sub-Adviser’s performance and reputation, not because of the affiliation; and (8) based on the recommendation by the Trust’s chief compliance officer, the Sub-Adviser has adopted compliance policies and procedures that are adequately designed to prevent the violation of federal securities laws by the Funds, including, but not limitation to, a Code of Ethics under Rule 17j-1 of the 1940 Act.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request (1) by calling the Funds at (888) 526-5498 or (2) on the Commission’s website at www.sec.gov.

TRUSTEES

Glen A. Galemmo

Joseph P. McCafferty

George Schnur

OFFICERS

Allan F. Westcott, President

Mark R. Morrow, Treasurer

William P. Kovacs, Secretary & Chief Compliance Officer

INVESTMENT ADVISER

Landmark Capital Management, Inc.

9435 Waterstone Boulevard, Suite 140

Cincinnati, OH 45249

SUB-ADVISER

Aviance Capital Management LLC

2080 Ringling Boulevard

Sarasota, FL 34237

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty LLP

Two Penn Center Plaza, Suite 820

Philadelphia, PA 19102

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, Missouri 63101

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.	NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days of this filing, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LCM Landmark Series Trust

By

*__	/s/ Allan F. Westcott_
Allan F. Westcott, President

Date	8/6/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*______/s/ Allan F. Westcott

Allan F. Westcott, President

Date	8/6/08

By

*	/s/ Mark R. Morrow

Mark R. Morrow, Treasurer

Date	8/6/08